UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                --------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SC Fundamental LLC
Address:   747 Third Avenue
           27th Floor
           New York, NY 10017

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neil H. Koffler
Title:     Member
Phone:     (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler               New York, NY               May 17, 2004
-------------------------  ------------------------------    -----------
    [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                          --------------------

Form 13F Information Table Entry Total:              85
                                          --------------------

Form 13F Information Table Value Total:             $65,903
                                          --------------------
                                               (thousands)


List of Other Included Managers:

                               NONE

                               SC FUNDAMENTAL LLC
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2004

                                                                                                                ITEM 5:
                                          ITEM 2:                   ITEM 3:               ITEM 4:              Shares or
      ITEM 1:                           Title of                     Cusip                  Fair               Principal
    Name of Issuer                        Class                      Number             Market Value            Amount
------------------------------------------------------------------------------------------------------------------------------------
Aames Fin Corp                           Cvt. Pfd.                 00253A408               107,448                26,400 SH
Aames Fin Corp                           Cvt. Sub. Debenture       00253AAE1             2,164,820             2,303,000 PRN
Alloy Inc                                Common                    019855105               262,154                57,490 SH
Ambase Corp                              Common                    023164106                25,520                31,900 SH
Anglogold Inc                            Common                    035128206               291,663                 6,900 SH
Arizona Star Resources Corp              Common                    04059G106               812,885               164,030 SH
Auspex System Inc                        Common                    052116100                 6,674               171,120 SH
Baycorp Holdings Ltd.                    Common                     72728108               334,550                25,834 SH
Berkeley Tech Inc.                       Sponsored ADR             08437M107               213,880                87,298 SH
Breakwater Resources Ltd                 Common                    106902307                56,991               126,500 SH
C1 Energy Ltd                            Common                    12617Y105               449,500               313,120 SH
Canyon Resources Corp.                   Common                    138869300               903,456               197,799 SH
Canyon Resources Corp. - warrants        Common                    138869300               144,900                63,889 Warrant
Castle Energy                            Common                    148449309                   495                    50 SH
Centrex Inc.                             Common                    15640E103                 6,670               115,000 SH
Chaus Bernard                            Common                    162510200                42,642                41,400 SH
Chief Consolidated Mining Co.            Common                    168628105                44,741               243,160 SH
Claude Resources Inc                     Common                    182873109               626,722               448,500 SH
Coast Dental Services Inc.               Common                    19034H201                17,802                 4,140 SH
Computer Horizon Corp                    Common                    205908106               909,837               211,590 SH
Consolidated Tomoka Ld Co                Common                    210226106               315,891                 8,510 SH
Constellation Copper Corp                Common                    21036T100                    36                    50 SH
Criticare System Inc.                    Common                    226901106               140,323                37,620 SH
Crystlex Inc                             Common                    22942F101             1,447,505               471,500 SH
Defiance Mining Corp.                    Common                    244699104               100,855               258,980 SH
Del Glbl Technologies Corp.              Common                    245073101               213,999               105,940 SH
Delphi Financial Group                   Common                    247131105            15,340,241               365,070 SH
Dynatec Corp                             Common                    267934107               632,224               520,730 SH
Education Lending Group Inc.             Common                    28140A109             3,333,749               210,730 SH
El Paso Corp                             Common                    28336L109               817,650               115,000 SH
Empire Energy Corp.                      Common                    291645208                14,988               119,900 SH
Endocare Inc.                            Common                    26264P104             2,360,674               646,760 SH
Environmental Remediation HL             Common                    29406V100                20,341                46,230 SH
EP Medsystems                            Common                    26881P103                35,650                11,500 SH
ESG Re Ltd.                              Common                    000G312151              107,855               431,420 SH
Filenet Corp                             Common                    316869106             2,308,690                86,630 SH
Freeport Mcmoran Cooper & Gold           Common                    35671D857               449,535                11,500 SH
Gold Fields Inc.                         Common                    38059T106               453,675                34,500 SH
Harmony Gold Mining Co Ltd.              Common                    413216300               479,102                31,050 SH
Hollywood Entertainment                  Common                    436141105             4,699,218               346,550 SH
Integrated Telecom Exp Inc               Common                    45817U101                49,906               216,984 SH
Intervest Bancshares Corp                Common                    460927106               132,480                 7,360 SH
Isle Capri Casinos                       Common                    464592104             1,953,378                77,700 SH
Jacksonville Savings Bank                Common                    46924P100                50,837                 2,574 SH
Juina Mining Corp                        Common                    48131Q202                23,000               230,000 SH
Lodgian Inc                              Common                    54021P205               139,597                22,810 SH
M & F Worldwide Corp                     Common                    552541104               273,252                19,960 SH
Mairs Holding Inc                        Common                    560635104             1,970,051               212,290 SH
Manhattan Minerals Corp                  Common                    56310P101                29,505               138,000 SH
Masters Energy Inc                       Common                    576415103               176,823                90,811 SH
MDU Communication Int'l Inc              Common                    582828109             3,794,988             1,264,996 SH
Merita Savings Bank                      Common                    590007100               254,025                67,740 SH

Microtune Inc.                           Common                    59514P109               211,899                85,100 SH
MK Gold Corp                             Common                    55305P100                72,450                23,000 SH
MM Companies                             Common                    55310J107                93,973                62,234 SH
Molex Inc                                Common - Class A          608554200             1,202,729                46,170 SH
Mutual Risk Mgmt Ltd.                    Common                    628351108                47,581             1,359,444 SH
NCRIC Group Inc                          Common                    628806P103              642,630                66,319 SH
Nevsun Resources Ltd                     Common                    64156L101               623,648               154,100 SH
New Valley Corp                          Common                    649080504                99,590                23,000 SH
Next Inc.                                Common                    65336T104               138,159                90,300 SH
Pacific North West Capital Corp          Common                    694916107                83,039               152,950 SH
Pacific North West Capital Corp          Common                    694916107                 1,529                76,475 Warrant
Penn Treaty American Corp                Common                    707874103                   193                    90 SH
Pomeroy Computer Res Inc                 Common                    731822102             2,089,015               144,070 SH
Probe Resources Ltd.                     Common                    71654V408               385,250                11,500 SH
Read Rite Corp                           Common                    755246105                14,577               728,870 SH
Rio Alto Resources                       Common                    766893101             1,530,777             1,822,460 SH
Scpie Holding Inc                        Common                    78402P104             2,086,113               254,404 SH
Sierra Pacific Resources                 Common                    826428104             2,893,326               390,990 SH
Silk Road Resources                      Common                    827101106                65,754                73,600 SH
Silk Road Resources                      Common                    827101106                 4,712                36,800 Warrant
Simon Worldwide Inc.                     Common                    828815100                41,400               138,000 SH
St. Andrew Goldfields Ltd                Common                    787188408               181,773             1,150,000 SH
St. Andrew Goldfields Ltd                Common                    787188408                11,064               575,000 Warrant
Stone & Webster                          Common                    861572105                11,108                55,538 SH
Tahera Corp                              Common                    873786107               115,513               480,240 SH
Tahera Corp                              Common                    873786107                 6,264                59,340 Warrant
Tengasco Inc                             Common                    88033R205               623,447             1,272,340 SH
Touch America Holdings                   Common                    891539108                 9,867               897,040 SH
TXU Europe Capital                       Preferred                 87316S203               446,126                80,820 SH
Unifi Inc.                               Common                    904677101               560,395               126,500 SH
US Oncology                              Common                    90338W103             1,486,306               100,494 SH
Venturi Partners Inc.                    Common                    92330P102               456,687                40,246 SH
Windmill & Co Inc                        Common                    974259103               122,567                25,588 SH
                                                                                        65,902,855

                             ** TABLE CONTINUED **


                                                        ITEM 6:                                                ITEM 8:
                                                INVESTMENT DISCRETION                                VOTING AUTHORITY SHARES
                                                       (b) Shares                     ITEM 7:
      ITEM 1:                                          as Defined    (c) Shared      Managers
    Name of Issuer                        (a) Sole     in Instr. V     Other       See Instr. V   (a) Sole    (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
Aames Fin Corp                               26,400         --            --             --           26,400        --          --
Aames Fin Corp                            2,303,000         --            --             --        2,303,000        --          --
Alloy Inc                                    57,490         --            --             --           57,490        --          --
Ambase Corp                                  31,900         --            --             --           31,900        --          --
Anglogold Inc                                 6,900         --            --             --            6,900        --          --
Arizona Star Resources Corp                 164,030         --            --             --          164,030        --          --
Auspex System Inc                           171,120         --            --             --          171,120        --          --
Baycorp Holdings Ltd.                        25,834         --            --             --           25,834        --          --
Berkeley Tech Inc.                           87,298         --            --             --           87,298        --          --
Breakwater Resources Ltd                    126,500         --            --             --          126,500        --          --
C1 Energy Ltd                               313,120         --            --             --          313,120        --          --
Canyon Resources Corp.                      197,799         --            --             --          197,799        --          --
Canyon Resources Corp. - warrants            63,889         --            --             --           63,889        --          --
Castle Energy                                    50         --            --             --               50        --          --
Centrex Inc.                                115,000         --            --             --          115,000        --          --
Chaus Bernard                                41,400         --            --             --           41,400        --          --
Chief Consolidated Mining Co.               243,160         --            --             --          243,160        --          --
Claude Resources Inc                        448,500         --            --             --          448,500        --          --
Coast Dental Services Inc.                    4,140         --            --             --            4,140        --          --
Computer Horizon Corp                       211,590         --            --             --          211,590        --          --
Consolidated Tomoka Ld Co                     8,510         --            --             --            8,510        --          --
Constellation Copper Corp                        50         --            --             --               50        --          --
Criticare System Inc.                        37,620         --            --             --           37,620        --          --
Crystlex Inc                                471,500         --            --             --          471,500        --          --
Defiance Mining Corp.                       258,980         --            --             --          258,980        --          --
Del Glbl Technologies Corp.                 105,940         --            --             --          105,940        --          --
Delphi Financial Group                      365,070         --            --             --          365,070        --          --
Dynatec Corp                                520,730         --            --             --          520,730        --          --
Education Lending Group Inc.                210,730         --            --             --          210,730        --          --
El Paso Corp                                115,000         --            --             --          115,000        --          --
Empire Energy Corp.                         119,900         --            --             --          119,900        --          --
Endocare Inc.                               646,760         --            --             --          646,760        --          --
Environmental Remediation HL                 46,230         --            --             --           46,230        --          --
EP Medsystems                                11,500         --            --             --           11,500        --          --
ESG Re Ltd.                                 431,420         --            --             --          431,420        --          --
Filenet Corp                                 86,630         --            --             --           86,630        --          --
Freeport Mcmoran Cooper & Gold               11,500         --            --             --           11,500        --          --
Gold Fields Inc.                             34,500         --            --             --           34,500        --          --
Harmony Gold Mining Co Ltd.                  31,050         --            --             --           31,050        --          --
Hollywood Entertainment                     346,550         --            --             --          346,550        --          --
Integrated Telecom Exp Inc                  216,984         --            --             --          216,984        --          --
Intervest Bancshares Corp                     7,360         --            --             --            7,360        --          --
Isle Capri Casinos                           77,700         --            --             --           77,700        --          --
Jacksonville Savings Bank                     2,574         --            --             --            2,574        --          --
Juina Mining Corp                           230,000         --            --             --          230,000        --          --
Lodgian Inc                                  22,810         --            --             --           22,810        --          --
M & F Worldwide Corp                         19,960         --            --             --           19,960        --          --
Mairs Holding Inc                           212,290         --            --             --          212,290        --          --
Manhattan Minerals Corp                     138,000         --            --             --          138,000        --          --
Masters Energy Inc                           90,811         --            --             --           90,811        --          --
MDU Communication Int'l Inc               1,264,996         --            --             --        1,264,996        --          --
Merita Savings Bank                          67,740         --            --             --           67,740        --          --

Microtune Inc.                               85,100         --            --             --           85,100        --          --
MK Gold Corp                                 23,000         --            --             --           23,000        --          --
MM Companies                                 62,234         --            --             --           62,234        --          --
Molex Inc                                    46,170         --            --             --           46,170        --          --
Mutual Risk Mgmt Ltd.                     1,359,444         --            --             --        1,359,444        --          --
NCRIC Group Inc                              66,319         --            --             --           66,319        --          --
Nevsun Resources Ltd                        154,100         --            --             --          154,100        --          --
New Valley Corp                              23,000         --            --             --           23,000        --          --
Next Inc.                                    90,300         --            --             --           90,300        --          --
Pacific North West Capital Corp             152,950         --            --             --          152,950        --          --
Pacific North West Capital Corp              76,475         --            --             --           76,475        --          --
Penn Treaty American Corp                        90         --            --             --               90        --          --
Pomeroy Computer Res Inc                    144,070         --            --             --          144,070        --          --
Probe Resources Ltd.                         11,500         --            --             --           11,500        --          --
Read Rite Corp                              728,870         --            --             --          728,870        --          --
Rio Alto Resources                        1,822,460         --            --             --        1,822,460        --          --
Scpie Holding Inc                           254,404         --            --             --          254,404        --          --
Sierra Pacific Resources                    390,990         --            --             --          390,990        --          --
Silk Road Resources                          73,600         --            --             --           73,600        --          --
Silk Road Resources                          36,800         --            --             --           36,800        --          --
Simon Worldwide Inc.                        138,000         --            --             --          138,000        --          --
St. Andrew Goldfields Ltd                 1,150,000         --            --             --        1,150,000        --          --
St. Andrew Goldfields Ltd                   575,000         --            --             --          575,000        --          --
Stone & Webster                              55,538         --            --             --           55,538        --          --
Tahera Corp                                 480,240         --            --             --          480,240        --          --
Tahera Corp                                  59,340         --            --             --           59,340        --          --
Tengasco Inc                              1,272,340         --            --             --        1,272,340        --          --
Touch America Holdings                      897,040         --            --             --          897,040        --          --
TXU Europe Capital                           80,820         --            --             --           80,820        --          --
Unifi Inc.                                  126,500         --            --             --          126,500        --          --
US Oncology                                 100,494         --            --             --          100,494        --          --
Venturi Partners Inc.                        40,246         --            --             --           40,246        --          --
Windmill & Co Inc                            25,588         --            --             --           25,588        --          --



                              ** TABLE COMPLETE **